Deferred contract costs	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Deferred contract costs	Deferred contract costs
The following table summarizes deferred contract costs activity:

	December 31,
	2023	2024

Balance at the beginning of the year	$18,137	$21,010
Capitalization of deferred contract costs	13,488	13,222
Amortization of deferred contract costs	(10,615)	(12,964)
Balance at the end of the year	$21,010	$21,268